UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Partner
Phone:  (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   May 8, 2003

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total:     25 items

Form 13F Information Table Value Total:  $266,452 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   NONE

                                       FORM 13F INFORMATION TABLE

        Column 1        Column 2  Column 3   Column 4           Column 5         Column 6    Column 7           Column 8

                        Title                Value          Shrs Or    Sh/  Put/ Investment  Other         Voting Authority
    Name Of Issuer      of        Cusip      (X$1000)       Prn Amt    Prn  Call Discretion  Managers Sole       Shared   None
                        Class
AMERICAN EXPRESS CO.    COM       025816109       1,092        32,850               SOLE                 32,850
BERKSHIRE HATHAWAY-B    COM       084670207      15,925         7,452               SOLE                  7,297              155
CLAYTON HOMES           COM       184190106      36,814     3,334,560               SOLE              3,248,010           86,550
CLEAR CHANNEL
  COMMUNICATIONS, INC.  COM       184502102         244         7,200               SOLE                  7,200
DOLLAR GENERAL
  CORP.                 COM       256669102      34,550     2,829,645               SOLE              2,767,215           62,430
DOVER CORP.             COM       260003108      26,062     1,076,070               SOLE              1,051,100           24,970
EMMIS
  COMMUNICATIONS CL A   COM       291525103      28,408     1,682,967               SOLE              1,649,792           33,175
GENERAL ELECTRIC        COM       369604103         456        17,900               SOLE                 17,900
HON INDUSTRIES          COM       438092108      20,076       704,410               SOLE                685,125           19,285
INTEL CORP.             COM       458140100         402        24,700               SOLE                 24,700
KEYCORP                 COM       493267108         202         8,946               SOLE                  8,946
LAMAR ADVERTISING CO    COM       512815101      28,145       959,270               SOLE                959,270
LEGGETT AND PLATT       COM       524660107      20,556     1,124,485               SOLE              1,100,950           23,535
MCDONALD'S CORP.        COM       580135101      17,833     1,233,275               SOLE              1,211,210           22,065
MERCK & CO.             COM       589331107         438         8,000               SOLE                  8,000
MERCURY GENERAL         COM       589400100      10,813       284,940               SOLE                281,460            3,480
MICROSOFT CORP.         COM       594918104         649        26,800               SOLE                 26,800
MUELLER
  INDUSTRIES, INC.      COM       624756102         277        11,075               SOLE                 11,075
NISOURCE INC            COM       65473P105         191        10,500               SOLE                 10,500
PEPSICO, INC.           COM       713448108         392         9,800               SOLE                  9,800
SKYLINE
  CORPORATION           COM       830830105         284        10,900               SOLE                 10,900
TORCHMARK               COM       891027104         215         6,000               SOLE                  6,000
WALT DISNEY
  HOLDING COMPANY       COM       254687106      21,578     1,267,775               SOLE              1,238,050           29,725
WELLS FARGO & CO        COM       949746101         567        12,600               SOLE                 12,600
WYETH                   COM       983024100         284         7,500               SOLE                  7,500